UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: SEPTEMBER 30, 2012


Institutional Investment Manager Filing this Report:

Partners Group Holding AG
Zugerstrasse 57
Baar-Zug, 6341
Switzerland

13F File Number: 028-15051

The institutional investment manager filing this report and the person by whom it is signed herebyrepresent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name: Cyrill Wipfli
Title: Chief Financial Officer
Phone: +41 41 768 8585


Signature	 City, State	          Date

Cyrill Wipfli,    Zug, Switzerland, November 7th, 2012

[X] 13F HOLDINGS REPORT.
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 1


Form 13F Information Table Entry Total: 72

Form 13F Information Table Value Total: 182,382 (thousands)


Explanatory Notes:

1 - Partners Group Holding AG and its worldwide affiliates.

Securities are held by funds managed/advised by general partners/management companies owned by
Partners Group Holding AG.



FORM 13F INFORMATION TABLE FOR QUARTER SEPTEMBER 30, 2012


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
																			VOTING AUTHORITY

NAME OF ISSUER		TITLE OF CLASS	CUSIP		VALUE (x$1000)	SHRS/PRN AMT	SH/PRN	Put/Call	INVESTMENT DESCR 	OTHER MGRS
																			SOLE      SHARED	NONE


Abbott Laboratories		COM	002824100	 254 	 	3,700 		SHN				DEFINED			1	 3,700
American Capital Ltd		COM	02503Y103	 371 	 	32,700 		SHN				DEFINED			1	 32,300
American Tower Corp		REIT	03027X100	 6,468 	 	90,600 		SHN				DEFINED			1	 90,600
American Water Works Co Inc	COM	030420103	 11,240 	303,300 	SHN				DEFINED			1	 303,300
AMERIGROUP Corp			COM	03073T102	 613 	 	6,700 		SHN				DEFINED			1	 6,700
AngioDynamics Inc		COM	03475V101	 7,514  	615,866 	SHN				DEFINED			1	 615,866
Apollo Global Management LLC	Ltd 	037612306	 2,752 	 	187,742 	SHN				DEFINED			1	 187,742
Apollo Investment Corp		COM	03761U106	 142 	 	18,050 		SHN				DEFINED			1	 18,050
Ares Capital Corp		COM	04010L103	 331 	 	19,300 		SHN				DEFINED			1	 19,300
Ariba Inc			COM	04033V203	 614 	 	13,700 		SHN				DEFINED			1	 13,700
Atmos Energy Corp		COM	049560105	 6,274 	 	175,300 	SHN				DEFINED			1	 175,300
AuthenTec Inc			COM	052660107	 8,922 		1,113,179 	SHN				DEFINED			1	 1,113,179
Avid Technology Inc		COM	05367P100	 620 	 	65,488 		SHN				DEFINED			1	 65,488
Best Buy Co Inc			COM	086516101	 220 	 	12,800 		SHN				DEFINED			1	 12,800
BlackRock Kelso Capital Corp	COM	092533108	 100 	 	10,300 		SHN				DEFINED			1	 10,300
BMC Software Inc		COM	055921100	 253 	 	6,100 		SHN				DEFINED			1	 6,100
Caesars Entertainment Corp	COM	127686103	 4,975 	 	731,657 	SHN				DEFINED			1	 731,657
Campbell Soup Co		COM	134429109	 251 	 	7,200 		SHN				DEFINED			1        7,200
Carlyle Group LP/The		Ltd 	14309L102	 2,493 	 	95,000 		SHN				DEFINED			1	 95,000
CenterPoint Energy Inc		COM	15189T107	 8,051 	 	378,000 	SHN				DEFINED			1	 378,000
Charles Schwab Corp/The		COM	808513105	 227 	 	17,741 		SHN				DEFINED			1	 17,741
Cia de Saneamento Basico do Es	ADR	20441A102	 5,027 		61,900 		SHN				DEFINED			1	 61,900
Clorox Co/The			COM	189054109	 238 	 	3,300 		SHN				DEFINED			1	 3,300
ConAgra Foods Inc		COM	205887102	 262 	 	9,500 		SHN				DEFINED			1	 9,500
Consolidated Edison Inc		COM	209115104	 228 	 	3,800 		SHN				DEFINED			1	 3,800
Cooper Industries PLC		COM	#N/A N/A	 631 	 	8,400 		SHN				DEFINED			1	 8,400
Coventry Health Care Inc	COM	222862104	 617 	 	14,800 		SHN				DEFINED			1	 14,800
Crown Castle International Cor	COM	228227104	 8,057 	 	125,700 	SHN				DEFINED			1	 125,700
Crown Holdings Inc		COM	228368106	 467 	 	12,700 		SHN				DEFINED			1	 12,700
Deere & Co			COM	244199105	 2,918 	 	35,380 		SHN				DEFINED			1	 35,380
EMC Corp/MA			COM	268648102	 273 	 	10,000 		SHN				DEFINED			1	 10,000
Enbridge Inc			COM	29250N105	 6,475 	 	165,900 	SHN				DEFINED			1	 165,900
EXCO Resources Inc		COM	269279402	 13,280 	1,657,894 	SHN				DEFINED			1	 1,657,894
Facebook Inc			COM	30303M102	 210 		9,700 		SHN				DEFINED			1	 9,700
Family Dollar Stores Inc	COM	307000109	 225 		3,400 		SHN				DEFINED			1	 3,400
Fifth Street Finance Corp	COM	31678A103	 200 		18,200		SHN				DEFINED			1	 18,200
General Mills Inc		COM	370334104	 235 		5,900 		SHN				DEFINED			1	 5,900
GenOn Energy Inc		COM	37244E107	 614 		242,800 	SHN				DEFINED			1	 242,800
Genworth Financial Inc		COM	37247D106	 77 		14,700 		SHN				DEFINED			1	 14,700
Gold Fields Ltd			ADR	38059T106	 154 	 	12,000 		SHN				DEFINED			1	 12,000
Groupon Inc			COM	399473107	 49 	 	10,200 		SHN				DEFINED			1	 10,200
Hudson City Bancorp Inc		COM	443683107	 675 	 	85,000 		SHN				DEFINED			1	 85,000
Intel Corp			COM	458140100	 227 	 	10,000 		SHN				DEFINED			1	 10,000
iShares MSCI Japan Index Fund	ETP	464286848	 361 	 	39,350 		SHN				DEFINED			1	 39,350
ITC Holdings Corp		COM	465685105	 8,087 	 	107,000		SHN				DEFINED			1        107,000
Johnson & Johnson		COM	478160104	 241 	 	3,500 		SHN				DEFINED			1	 3,500
Kimberly-Clark Corp		COM	494368103	 249 	 	2,900 		SHN				DEFINED			1	 2,900
KKR & Co LP			Ltd 	48248M102	 11,433 	756,636 	SHN				DEFINED			1	 756,636
Market Vectors Brazil Small-Ca	ETP	57060U613	 1,034 	 	25,300 		SHN				DEFINED			1	 25,300
Microsoft Corp			COM	594918104	 546 	 	18,360 		SHN				DEFINED			1	 18,360
Nexen Inc			COM	65334H102	 309 	 	12,200 		SHN				DEFINED			1	 12,200
Norfolk Southern Corp		COM	655844108	 8,985 	 	141,200		SHN				DEFINED			1	 141,200
Oaktree Capital Group LLC	Ltd 	674001201	 2,850 	 	69,500 		SHN				DEFINED			1	 69,500
PennantPark Investment Corp	COM	708062104	 260 	 	24,517 		SHN				DEFINED			1	 24,517
Petroleo Brasileiro SA		ADR	71654V408	 271 	 	11,800 		SHN				DEFINED			1	 11,800
PG&E Corp			COM	69331C108	 213 	 	5,000 		SHN				DEFINED			1	 5,000
Powershares QQQ Trust Series 1	ETP	73935A104	 217 	 	3,170 		SHN				DEFINED			1	 3,170
QIAGEN NV			COM	#N/A N/A	 243 	 	13,152 		SHN				DEFINED			1	 13,152
Republic Services Inc		COM	760759100	 6,204 	 	225,500 	SHN				DEFINED			1	 225,500
SAIC Inc			COM	78390X101	 160 	 	13,300 		SHN				DEFINED			1	 13,300
Sempra Energy			COM	816851109	 9,570 	 	148,400 	SHN				DEFINED			1	 148,400
Shaw Group Inc/The		COM	820280105	 637 	 	14,600 		SHN				DEFINED			1	 14,600
Sirius XM Radio Inc		COM	82967N108	 65 	 	25,000 		SHN				DEFINED			1	 25,000
Solazyme Inc			COM	83415T101	 540 	 	47,022 		SHN				DEFINED			1	 47,022
Southern Co/The			COM	842587107	 221 	 	4,800 		SHN				DEFINED			1	 4,800
SPDR Gold Shares		ETP	78463V107	 825 	 	4,800 		SHN				DEFINED			1	 4,800
SPDR S&P 500 ETF Trust		ETP	78462F103	 2,703 	 	18,775 		SHN				DEFINED			1	 18,775
Starbucks Corp			COM	855244109	 507 	 	10,000 		SHN				DEFINED			1	 10,000
TransCanada Corp		COM	89353D107	 13,486 	296,400 	SHN				DEFINED			1	 296,400
Union Pacific Corp		COM	907818108	 7,929 	 	66,800 		SHN				DEFINED			1	 66,800
Vonage Holdings Corp		COM	92886T201	 178 	 	78,121 		SHN				DEFINED			1	 78,121
Wal-Mart Stores Inc		COM	931142103	 236 	 	3,200 		SHN				DEFINED			1	 3,200
